Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowance for credit losses (in Dollars)	$ 4,703,905	$ 1,165,336	$ 862,580
Convertible preferred units, issued	1,500,000	1,500,000
Convertible preferred units, outstanding	1,500,000	1,500,000
Related Party
Accounts receivable, from related parties (in Dollars)	$ 286,103	$ 191,662	$ 396,488
Contract asset, related parties (in Dollars)	545,805	0
Other assets, related parties (in Dollars)	37,656	0
Accrued expenses and other current liabilities, with related parties (in Dollars)	2,320,129	3,359,101	2,415,966
Contract liabilities, with related parties (in Dollars)	$ 0	$ 2,000	$ 1,160,848
Heliogen, Inc.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	6,116,752	6,096,084	5,946,315
Common stock, shares outstanding	6,116,752	6,096,084	5,946,315
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding
Class V Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	26,730,000	35,230,000	33,730,000
Common stock, shares outstanding	26,730,000	35,230,000	3,373,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	21,796,464	13,252,964
Common stock, shares outstanding	21,796,464	13,252,964